COMMITMENTS AND CONTINGENCIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Sep. 30, 2014 Australian JV	Dec. 31, 2013 Australian JV	Dec. 31, 2013 Australian JV Minimum	Dec. 31, 2013 Australian JV Maximum
Joint venture put and call options
Percentage of purchase price to be paid immediately if the Parent is public and the put option is exercised			50.00%	50.00%
Period within which the remaining balance is to be paid if the Parent is public and the put option is exercised			18 months	18 months
Percentage of purchase price to be paid immediately if the Parent is not public and the put option is exercised				25.00%
Period over which the remaining balance is to be paid in installments if the Parent is not public and the put option is exercised					9 months	36 months
Legal
Other expenses attributable to a legal settlement		$ 5,000
Payment for settlement expense	$ 5,000